As filed with the Securities and Exchange Commission on July 24, 2003
SEC File No. 33-83430; 811-8738

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 22	(X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24	(X)

Atlantic Whitehall Funds Trust
(formerly, Whitehall Funds Trust)
(Exact name of Registrant as Specified in Charter)

4400 Computer Drive
Westborough, Massachusetts 01581	(617) 535-0526
(Address of Principal Executive Offices)	#9; (Registrant's Telephone Number)

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406
(Name and Address of Agent for Service)

With a Copy to:
Robert M. Kurucza, Esq. or
Navid J. Tofigh, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Avenue, NW
Washington, D.C. 20006-1888

It is proposed that this filing become effective (check appropriate box):
__    immediately upon filing pursuant to Paragraph (b);
X     on July 31, 2003 pursuant to Paragraph (b);
__    60 days after filing pursuant to paragraph (a)(i);
__    on (date) pursuant to Paragraph (a)(i);
__    75 days after filing pursuant to paragraph (a)(ii); or
__    on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
X     this post-effective amendment designates a new effective date for a previously filed post effective amendment.

EXPLANATORY NOTE

            This Post-Effective Amendment No. 22 (the "Amendment") under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 24 under the Investment Company Act of 1940, as amended (the "1940 Act") to the Registration Statement of Atlantic Whitehall Funds Trust (the "Trust") hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 19 under the 1933 Act and Amendment No. 21 under the 1940 Act, which was filed on May 2, 2003. The sole purpose of this Amendment is to delay the effectiveness of Post-Effective Amendment No. 19 until July 31, 2003. This Amendment does not affect the Registration Statement for any other fund of the Trust.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, State of New York on the 24th day of July, 2003.

ATLANTIC WHITEHALL FUNDS TRUST
By: /s/ Mark Santero
Mark Santero, President

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement of Atlantic Whitehall Funds Trust on Form N-1A has been signed below by the following persons in the capacities indicated on the 24h day of July, 2003.

Signature                                                              Capacity

                 *                                                           Chairman, Board of Trustees
George H. Stewart

                 *                                                           Trustee
Donald J. Herrema

                 *                                                           Trustee
Lynn S. Birdsong

                 *                                                           Trustee
John R. Preston

                 *                                                           Trustee
Pierre de St. Phalle

                 *                                                           Trustee
Susan Vary Machtiger

                 *                                                           Trustee
Tracy L. Nixon

/s/ Mark Santero                                                    President (Principal Executive Officer)
Mark Santero

/s/ John Bini                                                           Treasurer (Principal Financial & Accounting Officer)
John Bini

* By: /s/ John Bini
         John Bini
        As attorney-in-fact pursuant to powers of attorney, as previously filed.